United States
Securities and Exchange Commission
Washington, D.D. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2011
Check here if amendment [ ]; Amendment Number
This Amendment (Check only one.) [ ] is a restatement
                                 [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:    Meridian Management Company
Address: 11300 Cantrell Rd., Suite 200
         Little Rock, AR 72212

13F File Number 28-1491

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Diana Hinojosa
Title:  Vice President
Phone:  (501)663-7055
Signature, Place, and Date of Signing:

	Diana Hinojosa	Little Rock, Arkansas November 3, 2011
Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1/100 Berkshire Htwy CLA 100 s COM              084099175      214      200 SH       Sole                      200
3M Company                     COM              88579y101     1218    16969 SH       Sole                    16969
AT&T Inc.                      COM              00206r102      404    14170 SH       Sole                    14170
Abbott Labs                    COM              002824100     1348    26355 SH       Sole                    26355
American Express Co            COM              025816109     1500    33400 SH       Sole                    33400
Amgen Inc                      COM              031162100     1084    19715 SH       Sole                    19715
Anadarko Pete Corp             COM              032511107      353     5600 SH       Sole                     5600
Apple Computer Inc             COM              037833100     1408     3692 SH       Sole                     3692
Baker Hughes Inc               COM              057224107     1145    24807 SH       Sole                    24807
Bristol Myers Squibb           COM              110122108      343    10925 SH       Sole                    10925
CSX Corp                       COM              126408103     1558    83465 SH       Sole                    83465
Cisco Systems Inc              COM              17275r102     1312    84666 SH       Sole                    84666
Coca Cola Co                   COM              191216100      963    14250 SH       Sole                    14250
Corning Inc                    COM              219350105     1175    95091 SH       Sole                    95091
EMC Corp.                      COM              268648102     1961    93418 SH       Sole                    93418
Emerson Elec Co                COM              291011104     1063    25725 SH       Sole                    25725
Expeditors Intl Wash           COM              302130109     1661    40965 SH       Sole                    40965
Exxon Mobil Corp               COM              302290101     2908    40045 SH       Sole                    40045
Fluor Corp                     COM              343412102     1038    22300 SH       Sole                    22300
General Electric Co.           COM              369604103     1397    91802 SH       Sole                    91802
International Business Machine COM              459200101     3751    21450 SH       Sole                    21450
Lowes Cos Inc                  COM              548661107     1274    65849 SH       Sole                    65849
Microsoft Corp                 COM              594918104     1345    54022 SH       Sole                    54022
Monsanto Co                    COM              61166w101     1065    17742 SH       Sole                    17742
Oceaneering Intl               COM              675232102      283     8000 SH       Sole                     8000
Oracle Corp                    COM              68389X105     2043    71084 SH       Sole                    71084
Pepsico Inc                    COM              713448108     1283    20733 SH       Sole                    20733
Pfizer Inc                     COM              717081103      882    49859 SH       Sole                    49859
Pitney Bowes Inc               COM              724479100      308    16400 SH       Sole                    16400
Schlumberger Ltd               COM              806857108     1219    20415 SH       Sole                    20415
Scotts Companies               COM              810186106     1454    32600 SH       Sole                    32600
Southwestern Energy            COM              845467109     1079    32380 SH       Sole                    32380
Staples Inc                    COM              855030102     1500   112780 SH       Sole                   112780
Stryker Corp                   COM              863667101     1058    22450 SH       Sole                    22450
Tellabs Inc                    COM              879664100       86    20000 SH       Sole                    20000
Transocean Sedco Forex         COM              8817h1009     1035    21678 SH       Sole                    21678
United Parcel Service          COM              911312106     1033    16350 SH       Sole                    16350
United Technologies            COM              913017109     2291    32564 SH       Sole                    32564
Visa Inc.                      COM              92826c839     1593    18580 SH       Sole                    18580
Wal Mart Stores Inc            COM              931142103     3364    64822 SH       Sole                    64822
Wal-Mart de Mexico Non-Par Ord COM              p98180105       35    15032 SH       Sole                    15032
Wells Fargo & Co New           COM              949746101     1152    47769 SH       Sole                    47769
Western Union Company          COM              959802109     1360    88975 SH       Sole                    88975
Windstream Corp                COM              9738w1041      148    12714 SH       Sole                    12714
Zimmer Holdings, Inc.          COM              98956p102     1197    22385 SH       Sole                    22385
ISHARES TR S&P 100 IDX FD      IDX              464287101     3378    65675 SH       Sole                    65675
Schwab Strategic TR US Sml Cap IDX              808524607     3214   112042 SH       Sole                   112042
VANGUARD INDEX FDS MID CAP ETF IDX              922908629     1719    26398 SH       Sole                    26398
Vanguard Tax-Managed Europe PA IDX              921943858     3286   109054 SH       Sole                   109054
iShares Russell 2000 Growth In IDX              464287648      347     4725 SH       Sole                     4725
iShares S & P 500              IDX              464287200      489     4299 SH       Sole                     4299
ishares Russell 1000 Growth In IDX              464287614     5177    98461 SH       Sole                    98461
ishares Russell Mid Cap Growth IDX              464287481      346     6980 SH       Sole                     6980
ishares S&P 1500               IDX              464287150      270     5275 SH       Sole                     5275

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 54

Form 13F Information Tablle Value Total: $74,117

List of Other Included Managers:
No.		13F File Number		Name

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